Related Party Transactions - Summary of Significant Transactions between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Receivables from related parties	$ 624.4	$ 1,584.0		$ 20.4
Payables to related parties	1,566.3	1,642.6		51.2
Other receivables from related parties	71.9	69.0		$ 2.3
Global Unichip Corporation [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	514.8	1,471.4
Xintec Inc. [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	109.6	112.6
Payables to related parties	1,020.2	1,047.4
Systems on Silicon Manufacturing Company Pte Ltd. [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	457.3	386.0
Other receivables from related parties	58.1	68.3
Vanguard International Semiconductor Corporation [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	66.7	190.6
Other receivables from related parties	13.8	0.7
Associates [member]
Disclosure of transactions between related parties [line items]
Net revenue from sale of goods	13,406.0	15,351.5	$ 8,475.9
Purchases	4,562.2	6,423.9	7,569.8
Contract liabilities	1,666.1	1,075.7
Manufacturing expenses	5,043.5	6,011.5	$ 5,459.9
Other related parties [member]
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 22.1	$ 18.6